As filed with the Securities and Exchange Commission on May 18, 2017

File Nos. 33-18647

811-05398

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 71	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 72	☒

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(800) 221-5672

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York l0105

(Name and address of agent for service)

Copies of communications to:

Paul M. Miller

Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On May 18, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 71 relates solely to the Class A and Class B shares of the AB Intermediate Bond Portfolio, AB Large Cap Growth Portfolio, AB Growth and Income Portfolio, AB Growth Portfolio, AB International Growth Portfolio, AB Global Thematic Growth Portfolio, AB Small Cap Growth Portfolio, AB Real Estate Investment Portfolio, AB International Value Portfolio, AB Small/Mid Cap Value Portfolio, AB Value Portfolio, AB Balanced Wealth Strategy Portfolio, AB Dynamic Asset Allocation Portfolio, AB Global Bond Portfolio, AB Global Risk Allocation—Moderate Portfolio and AB Multi-Manager Alternative Strategies Portfolio. No information in the Registrant’s Registration Statement relating to the other Series or Classes of the Registrant not included herein is amended or superseded.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 18th day of May, 2017.

AB VARIABLE PRODUCTS SERIES FUND, INC.

By:	Robert M. Keith*
Robert M. Keith
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	SIGNATURE	TITLE	DATE

1.	Principal Executive Officer

	Robert M. Keith*	President and Chief Executive Officer	May 18, 2017
Robert M. Keith

2.	Principal Financial and Accounting Officer

	/s/ Joseph J. Mantineo	Treasurer and Chief Financial Officer	May 18, 2017
Joseph J. Mantineo

3.	All of the Directors:

John H. Dobkin* Michael Downey* William H. Foulk, Jr.* D. James Guzy* Nancy P. Jacklin* Robert M. Keith* Carol C. McMullen* Garry L. Moody* Marshall C. Turner, Jr.* Earl D. Weiner*

	*By:	/s/ Stephen J. Laffey	May 18, 2017
Stephen J. Laffey
(Attorney-in-fact)

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase